April 22, 2015

Amanda Ravitz, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Medigus Ltd. Amendment No. 4 to Registration Statement on Form 20-F CIK No. 0001618500

Dear Ms. Ravitz:

Attached please find Amendment No. 4 to the Registration Statement (“Amendment No. 4”) of Medigus Ltd. (the “Company”).  As discussed previously with the Staff, Amendment No. 4 is being filed primarily to include the audited annual financial statements for the year ended December 31, 2014. To expedite your review, we have enclosed with this letter a marked copy of Amendment No. 4 showing all changes from the previous filing.

Please contact me at (+972) 52-366-5703, if you have any questions about this confidential submission.

Sincerely,
/s/ Eric Spindel
Eric Spindel

cc, with a marked copy of Amendment No. 4:

Jay Mumford, Securities and Exchange Commission
Daniel Morris, Securities and Exchange Commission
Oded Yatzkan, Chief Financial Officer